Income Taxes (Details) - Schedule of Provision of Income Tax Rates to Loss Before Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision of Income Tax Rates to Loss Before Income Tax [Abstract]
Canadian statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (8,100,132)	$ (6,471,668)
Income tax recovery computed at Canadian statutory rates	(2,187,036)	(1,747,348)
Foreign tax rates different from statutory rate	(178,193)	234,160
Permanent items and other	1,169,318	459,813
Change in unrecognized deferred tax assets	1,195,911	1,053,375
Income tax expense